Contingencies and Commitments (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Contingencies and Commitments
Capital commitments	$ 1,422.8
Guaranteed value of securities to CVC and certain affiliates	486.8
Lloyd's participants | Cash and cash equivalents
Contingencies and Commitments
Financial assets pledged as collateral	233.6
Lloyd's participants | Financial assets at fair value | Securities
Contingencies and Commitments
Financial assets pledged as collateral	$ 1,670.7